Document and Entity Information	Dec. 03, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001806952
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 03, 2025
Entity Registrant Name	Lyell Immunopharma, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40502
Entity Tax Identification Number	83-1300510
Entity Address, Address Line One	201 Haskins Way
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	695-0677
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	LYEL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false